CONSOLIDATED BALANCE SHEET (Audited) (USD $)	May 31, 2013	Nov. 30, 2012
CURRENT ASSETS
Cash	$ 969	$ 969
TOTAL CURRENT ASSETS	969	969
TOTAL ASSETS	969	969
CURRENT LIABILITIES
Accounts payable and accrued liabilities	94,211	78,645
Loan from shareholders (Note 5)	50,002	50,002
TOTAL CURRENT LIABILITIES	144,213	128,647
TOTAL LIABILITIES	144,213	128,647
STOCKHOLDERS' DEFICIT
Capital stock (Note 7) Authorized 200,000,000 shares of common stock, $0.001 par value, Issued and outstanding 90,280,920 shares of common stock, $0.001 par value	90,281	90,281
Additional paid-in capital	36,896	36,896
Deficit accumulated during the exploration stage	(270,421)	(254,855)
TOTAL STOCKHOLDERS' DEFICIT	(143,244)	(127,678)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 969	$ 969